Warrant Liability - Additional information (Details) - Public Warrants	6 Months Ended
Jun. 30, 2023 D $ / shares shares
Warrants
Redemption price	$ 0.01
Trigger price	$ 18.00
Threshold trading days for redemption of warrants | D	20
Threshold consecutive trading days for redemption of warrants | D	30
Number of shares entitled per public warrant | shares	1
Exercise price of warrants	$ 11.50